Summary of significant accounting policies (Details 3)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	$ 38,069,970	¥ 263,642,156	$ 51,520,428	¥ 345,774,201
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	38,069,970	263,642,156		345,774,201
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenues